Litigation - France (Details) - FRANCE € in Millions							1 Months Ended								12 Months Ended
	Oct. 16, 2020 EUR (€)	Jun. 08, 2018 EUR (€)	Dec. 18, 2017 EUR (€)	Apr. 12, 2016 EUR (€)	Dec. 17, 2015 EUR (€) item	Feb. 12, 2014 EUR (€)	Aug. 31, 2020 EUR (€) patent	Sep. 30, 2018 EUR (€)	Nov. 30, 2015 EUR (€)	Mar. 31, 2015 EUR (€)	Jul. 31, 2013 EUR (€)	Oct. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Mar. 31, 2009 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2020 item
French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of contingent liabilities [line items]
Fines imposed					€ 350.0								€ 63.0
Number of anti-competitive practices cited | item					4
French Competition Authority, anti-competitive practices judicial inquiry [member] | Societe francaise du radiotelephone [member]
Disclosure of contingent liabilities [line items]
Fines imposed											€ 60.0
Societe francaise du radiotelephone, anti-competitive practices litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought								€ 512.0
Fines reimbursed								3,100.0
Revised amount of damages awarded								€ 3,000.0
Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			€ 180.0
Damages sought									€ 493.0					€ 329.0
Fines reimbursed			97.0
Damages awarded including capitalized interest			€ 346.0
Outremer Telecom, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements										€ 8.0
Damages sought												€ 75.0
Revised amount of damages awarded										€ 3.0
Verizon, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Fines reimbursed															€ 1.0
Payment ordered for services provided															€ 1.0
Societe francaise du radiotelephone, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements						€ 51.0
Damages sought				€ 257.0												€ 218.0
Revised amount of damages awarded		€ 54.0		€ 53.0
Evaluation and Compensation Committee, individual requests received from natural persons [member]
Disclosure of contingent liabilities [line items]
Individual requests received | item																	1,700
Individual requests received, closed subsequent to agreement | item																	470
Iliad, mobile handsets pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought	€ 790.0
ASSIA, patent litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought							€ 500.0
Patents, number | patent							2